Prospectus

                                The Aronhalt Fund

                                 13 Eavenson Way
                         Glen Mills, Pennsylvania 19342
                                 (440) 922-0066


The Aronhalt Fund (the "Fund") is a diversified mutual fund with an investment objective of seeking capital appreciation by investing primarily in equity securities of companies headquartered in the United States.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                November 19, 2001

                                TABLE OF CONTENTS

              Risk/Return Summary - ............................2
              Fees and Expenses.................................3
              How to Buy Shares.................................4
              How to Redeem Shares..............................5
              Net Asset Value...................................7
              Investment Management.............................7
              Dividends and Taxes...............................7


            -------------------------------------------------------

RISK/RETURN SUMMARY

Investment Objective

The investment objective of the Fund is to seek capital appreciation by investing primarily in equity securities of companies headquartered in the United States.

Principal Investment Strategies

The Fund pursues its investment objective principally by investing in common stock of companies of all sizes (i.e., all ranges of capitalization).

This Fund emphasizes a "value" style of investing. For example, shares of companies with lower ratios of share price to earnings, sales and book value and higher dividend yields than those of other companies will be considered attractive investments. However, to a lesser extent the Fund will often also invest in "growth" stocks (i.e., companies experiencing or expected to experience accelerated revenue or earnings growth) in order to be represented in that portion of the stock market. The Fund will review its portfolio daily and will sell a stock when the Fund investment advisor decides that it no longer meets the investment criteria described above. The Fund is best suited for investors who are willing to hold their investment in the Fund for at least 18 months.

Under normal conditions, the Fund will invest at least 80% of the value of its total assets in common stocks. However, the Fund may temporarily invest up to 100% of its assets in money market mutual funds for defensive purposes in response to market, economic, political or other conditions. If the Fund does so, the Fund may not achieve its investment objective.

The Fund may invest up to 25% of the value of its total assets in American Depository Receipts ("ADR's") of foreign companies.

The Fund will not concentrate in any particular industry.

Principal Risks

Investment in the Fund is subject to the following principal risks:

     o The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.

     o The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

     o Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

     o The Fund's investment in ADR's of foreign companies involves certain inherent risks that are different from those of other companies, including political or economic instability of the foreign country, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, these stocks may be subject to greater price fluctuations than stocks of other companies.

     o There is no assurance that the Fund's "value" style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing.

     o "Growth" stocks generally are more expensive relative to their earnings or assets than other types of stocks. Consequently, these stocks are more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in their earnings. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund's share price.

     o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table

A bar chart and performance table is not provided since the Fund has not had annual returns for a full calendar year.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases               None

Maximum Deferred Sales Charge (Load)                           None

Redemption Fee                                               None(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


                                   Management Fees            1.50%

                         Distribution (12b-1) Fees            0.00%

                                    Other Expenses            0.00%
                                                              -----

              Total Annual Fund Operating Expenses            1.50%

     (1) Although there is no redemption fee, there is a charge of $20.00 for each wire redemption.

Example: This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                   1 year                         3 years

                    $153                           $474


HOW TO BUY SHARES

Shares of the Fund are purchased at the net asset value per share (as described in "Net Asset Value" below) next determined after receipt by the Fund's Transfer Agent of your investment in proper form as described below. There are no sales charges. The minimum initial investment is $500 and minimum subsequent investments (excluding reinvestments of dividends and capital gains) are $50.

To purchase shares, complete and sign the Application to Buy Shares (or investment stub in the case of a subsequent purchase) and mail it, together with your check payable to The Aronhalt Fund, to:

         Mutual Shareholder Services
         8869 Brecksville Road
         Suite C
         Brecksville, Ohio 44141

To purchase shares by wire, transmit funds to:

         Firstar Bank, N.A.
         ABA#:  042-000013
         For Credit to Account: 199457904
         Account: The Aronhalt Fund
         Account Name:  (Shareholder Name)
         Shareholder Account No.:

Your investment will be considered to be in "proper form" if it includes a check or wire funds transmission together with a completed Application to Buy Shares or (in the case of a subsequent purchase) a completed investment stub from a previous purchase or sale confirmation.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their correct taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

Each investment in the Fund, including dividends and capital gains distributions reinvested in the Fund, is acknowledged by a statement showing the number of shares purchased, the net asset value at which the shares are purchased, and the new balance of Fund shares owned. For reasons of economy and convenience, the Fund will not issue certificates for shares purchased.

You may purchase or sell Fund shares directly from the Fund or through a broker-dealer, bank or other financial institution, or an organization that provides record keeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Therefore, it may cost more for you to purchase shares through a Processing Organization than to purchase shares directly from the Fund. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Aronhalt Capital Management, Inc.

The Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.


HOW TO REDEEM SHARES

General

You may redeem (sell) your shares at any time. The Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed redemption request (in accordance with the procedures described in "Redemption by Mail" or "Redemption by Telephone," below), except as described below. The redemption price per share is the net asset value determined as described under "Net Asset Value," less any applicable redemption fee as described below under "Redemption Fee." Because net asset value fluctuates, the amount received upon redemption may be more or less than the amount paid for the shares.

Where an investor requests wire payment, the Transfer Agent will normally wire the redemption proceeds the next business day by federal funds only to the bank and account designated on the Application to Buy Shares, or in written instructions subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges a $20.00 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 11 business days.

Redemption proceeds may be paid in whole or in part in securities or other property rather than in cash.

The Fund reserves the right to suspend or postpone redemptions during any period: (i) when trading on the New York Stock Exchange is restricted, (ii) when, as a result of an emergency, it is not reasonably practicable for the Fund to dispose of, or determine the fair market value of, its net assets or (iii) as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the net asset value of the shares in an account is less than $500 as a result of previous redemptions and not market declines, the Fund may notify the shareholder that unless the account value is increased to at least the minimum within 60 days the Fund will redeem all shares in the account and pay the redemption price to the shareholder.

Redemption by Mail

The Fund will redeem all or any part of shares owned upon written request delivered to the Fund at:

                  The Aronhalt Fund
                  c/o Mutual Shareholder Services
                  8869 Brecksville Road
                  Suite C
                  Brecksville, OH  44141

The redemption request must:

     1.   Include your name and account number.

     2. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed.

     3.   Be signed by all owners exactly as their names appear on the account.

     4. Include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934 if (i) you change ownership of the account, (ii) you want the redemption proceeds sent to a different address from that registered on the account, (iii) the proceeds are to be made payable to someone other than the account owner(s), or (iv) the redemption request is for $25,000 or more. Eligible guarantor institutions include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations clearing agencies, and savings associations. A notary public is not an eligible guarantor.

In the case of shares being redeemed from an IRA or other qualified retirement account, a statement of whether or not federal income tax should be withheld is needed; otherwise federal tax will automatically be withheld.

In the case of shares registered in the name of a corporation or other legal entity, the redemption request should be signed in the name of the corporation or entity by an officer whose title is stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act must be furnished.

Redemption by Telephone

You may redeem shares by telephone by calling the Fund at (440) 922-0066. In order to use the telephone redemption procedure, a shareholder must have elected this procedure in writing, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent at least 15 days before the telephone redemption request.

By electing the telephone redemption option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. For reasons involving the security of your account, you will be required to provide a password to verify authenticity before your instructions will be carried out, and the telephone transaction may be tape recorded.

Unless  you  decide  not  to  have  telephone  redemption   privileges  on  your
account(s),  you  agree to hold  the  Fund,  the  Transfer  Agent,  any of their affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided the Transfer Agent employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the Fund may be liable for losses due to unauthorized or fraudulent instructions.


NET ASSET VALUE

Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of the Fund is computed by dividing the Fund's net assets minus liabilities by the total number of shares of the Fund outstanding. The Fund's investments are valued primarily on the basis of market quotations. If market quotations for an investment are not readily available, such investment will be valued at fair value as determined in good faith by the board of trustees of the Fund.


INVESTMENT MANAGEMENT

The Fund has retained as its investment advisor Aronhalt Capital Management, Inc. (the "Advisor"), an investment management organization established in 2001. The Advisor has acted as the investment Advisor to the Fund since its inception in 2001. The Advisor manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund. The Advisor's address is 13 Eavenson Way, Glen Mills, Pennsylvania 19342. The Advisor is registered as an investment advisor with the Securities and Exchange Commission.

As compensation for its services the Advisor receives an annual fee of 1.50% of the average net assets of the Fund. This fee is calculated daily and paid monthly in arrears. The Advisor pays all of the operating expenses of the Fund except for brokerage, taxes, interest and extraordinary expenses, which expenses are borne by the Fund.

Craig T. Aronhalt, the President of the Advisor, has been the portfolio manager of the Fund since its inception in 2001. From 1999 to 2001, Mr. Aronhalt was Vice President of Newbridge Partners LLC, an investment management firm, and from 1994 to 1999 he was Senior Vice President of Brandywine Asset Management, Inc., another investment management firm.

DIVIDENDS AND TAXES

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund as of the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments on the Application to Buy Shares.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund  distributions  may  be  both  dividends  and  capital  gains.   Generally,
distributions from the Fund are expected to be primarily capital gains distributions. Redemptions are taxable sales. Please consult your tax Advisor regarding your federal, state and local tax liability.

                            APPLICATION TO BUY SHARES

Mail to:                                                    Minimum Investments:
The Aronhalt Fund                            Initial:                       $500
c/o Mutual Shareholder Services              Subsequent:                     $50
8869 Brecksville Road
Suite C
Brecksville, Ohio  44141

1.       Registration of Shares

--------------------------------                --------------------------------
Owner                                           Joint Owner

--------------------------------                --------------------------------
Address                                         Social Security or Tax ID Number

--------------------------------               (-----)--------------------------
City        State           Zip                 Daytime Phone Number

If more than one owner is listed above, then shares will be registered a joint tenants with right of survivorship and not as tenants in common, unless otherwise instructed.

2.   Investment Information

     This investment represents an:

     __ Initial investment payable to:  The Aronhalt Fund   Amount $____________

     __ Investment wired to account:                        Amount $____________

3.   Dividend and Telephone Options

All income dividends and capital gains distributions will be reinvested in additional shares as stated in the Prospectus unless the first box below is checked. In addition, you elect to have telephone redemption privileges unless you check the second box.

     ___ Please pay all income dividends and capital gains distributions in cash.
     ___ I do not want telephone redemption privileges.

4.   Taxpayer Information

     I am a U.S. Citizen        [Yes]      [No]              (circle one)

The Internal Revenue Service (IRS) requires each taxpayer to provide a Social Security or Taxpayer Identification Number and to make the following certifications. I certify under penalty of perjury that:

     1)   The Social Security or Tax ID number stated above is correct.
     2)   I am not subject to backup withholding because:*

          a) The IRS has not informed me that I am subject to backup withholding.
          b) The IRS has notified me that I am no longer subject to backup withholding.

* If this statement is not true and you are subject to backup withholding, cross out Section 2

5.   Signature and Agreement

I/We, the undersigned, have received a copy of the current Prospectus of The Aronhalt Fund and are purchasing Fund shares in accordance with the provisions. I/We further certify that the undersigned is of legal age and has full legal capacity to make this purchase. The purchase price shall be the net asset value next determined following receipt of the application by the Fund, if the application is accepted. This application cannot be processed unless accompanied by payment.

--------------------------------               --------------------------------
Signature of Owner                             Date

                                THE ARONHALT FUND

A Statement of Additional Information ("SAI") dated November 19, 2001 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge and to make shareholder inquires, call the Funds at
(440) 922-0066.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can call 202-942-8090 for information on the Public Reference Room's operations and copying charges.

         The Aronhalt Fund
         13 Eavenson Way
         Glen Mills, Pennsylvania  19342

         Investment Advisor
         Aronhalt Capital Management, Inc.
         13 Eavenson Way
         Glen Mills, Pennsylvania  19342

         Custodian
         Firstar Bank, N.A.
         425 Walnut Street
         Cincinnati, Ohio  45201

         Transfer Agent
         Mutual Shareholder Services
         8869 Brecksville Road
         Suite C
         Brecksville, Ohio  44141

         Legal Counsel
         McDonald, Hopkins, Burke & Haber Co., L.P.A.
         2100 Bank One Center
         600 Superior Avenue, East
         Cleveland, Ohio  44114

         Independent Auditor
         McCurdy & Associates CPAs, Inc.
         27955 Clemens Road
         Westlake, Ohio  44145

         Investment Company Act File No.:                     811-10483

                                THE ARONHALT FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                November 19, 2001


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Aronhalt Fund (the "Fund") dated November 19, 2001. To obtain a copy of the Fund's Prospectus, without charge, please write to the Fund at 13 Eavenson Way, Glen Mills, Pennsylvania 19342 or call (610) 358-9216.


                                TABLE OF CONTENTS


General.....................................................................A-2

Investments and Risks.......................................................A-2

Management Agreement........................................................A-4

Management of the Fund .....................................................A-5

Ownership of Shares.........................................................A-7

Portfolio Turnover..........................................................A-7

Portfolio Transactions and Brokerage........................................A-7

Net Asset Value.............................................................A-7

Share Redemptions...........................................................A-8

Taxation of the Fund........................................................A-8

Performance Information ....................................................A-8

Additional Information......................................................A-10

GENERAL

     The Fund is an open-end management investment company and is a portfolio of The Aronhalt Trust, a Delaware business trust organized on August 1, 2001 (the "Trust"). The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of the Fund. Each share of the Fund has equal voting, dividend, distribution and liquidation rights. In the event that Aronhalt Capital Management, Inc. ceases to be the investment advisor, the right of the Fund to use the identifying name "Aronhalt" may be withdrawn.

     The Fund will not hold annual meetings of shareholders. However, on any matter which is submitted to a vote of shareholders, as determined by the Trustees, either (i) each whole share shall be entitled to one vote as to any matter on which is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote or (ii) each dollar of net asset value shall be entitled to one vote on any matter on which such shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote.

     Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under Delaware law.

INVESTMENTS AND RISKS

Classification

     The Fund is a diversified, open-end management investment company.

Information on the Fund's Investments

     The Fund has an investment objective of seeking capital appreciation by investing primarily in equity securities of companies headquartered in the United States. The principal investment strategies used by the Fund to pursue this objective, together with the principal risks of investing in the Fund, are described in the Prospectus under the heading "Risk/Return Summary."

     Described below are (i) certain other investment strategies (including strategies to invest in particular types of securities) which are not principal strategies and (ii) the risks of those strategies:

     Convertible Securities. The Fund may invest in securities convertible into common or preferred stock. Such securities allow the holder to convert the securities into another specified security of the same issuer at a specified conversion ratio at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. To the extent that any convertible security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

     Preferred Stocks. In selecting preferred stocks, the Investment Advisor will use its selection criteria for either common stocks or debt securities, depending on the Investment Advisor's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

     Foreign Exposure. The Fund may invest in (i) stocks of U.S. headquartered companies having substantial foreign operations or (ii) American Depository Receipts ("ADR's") of foreign companies. These involve certain inherent risks that are  different  from  those  of other  companies,  including  political  or economic instability of the foreign country or countries, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, these securities may be subject to greater price fluctuations than securities of other companies.

     Other Investment Companies. The Fund may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940. The Fund intends to limit its investments so that, as determined immediately after a securities purchase is made, not more than 3% of the outstanding stock of any one investment company will be owned by the Fund or any affiliated persons of the Fund. To the extent that the Fund invests in other investment companies, an investor in the Fund will bear not only his proportionate share of the expenses of the Fund but also indirectly similar expenses of the underlying investment companies in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses and other miscellaneous expenses.

     The Fund does not intend to invest in any derivative instruments.

Policies

     Unless otherwise noted, whenever an investment policy states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such a standard or percentage will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment objectives and policies.

     The Fund's fundamental investment policies cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. As used in this Statement of Additional Information, a majority of the Fund's outstanding voting securities means the lesser of (a) more than 50% of the Fund's outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy.

     The following are the Fund's fundamental investment policies set forth in their entirety. The Fund may not:

          1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

          2. purchase the securities of any issuer if such purchase, at the time thereof, would cause the Fund to fail to satisfy the requirements of the Internal Revenue Code Section 851(b)(3) (or any successor provision), as amended;

          3. issue senior securities, except as permitted under the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff;

          4. borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that immediately after such borrowing, the Fund has asset coverage (as defined in the Investment Company Act of 1940) of at least 300%;

          5. act as an underwriter of securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

          6. invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities;

          7. (a) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin.

          8. purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Fund may purchase and sell securities issued by entities engaged in the real estate industry or instruments backed by real estate.

          9.   make loans.

     In addition, it is a fundamental investment policy of the Fund to satisfy the requirements for classification of the Fund as a "diversified" management company within the meaning of the Investment Company Act of 1940. Also, the Fund's investment objective of seeking capital appreciation by investing primarily in equity securities is a fundamental investment policy.

     The forgoing restrictions are fundamental policies that may not be changed without the approval of a majority of the Fund's outstanding voting securities.

Temporary Defensive Position

     The Fund may temporarily invest up to 100% of its assets in money market mutual funds for defensive purposes in response to market, economic, political or other considerations. If the Fund does so, the Fund may not achieve its investment objective.

MANAGEMENT AGREEMENT

     The Fund employs Aronhalt Capital Management, Inc., an investment advisor registered with the Securities and Exchange Commission (the "Investment Advisor") to furnish advisory and other services. Under the Investment Advisor's Management Agreement with the Fund, the Investment Advisor acts as Investment Advisor and, subject to the supervision of the Board of Trustees, directs the investments of the Fund in accordance with the Fund's investment objective, policies, and limitations. The Investment Advisor also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, and compensates all officers of the Fund, all Trustees who are "interested persons" of the Fund or the Investment Advisor, and all personnel of the Fund or of the Investment Advisor performing services relating to research, statistical, and investment activities.

     In addition, the Investment Advisor, subject to the supervision of the Board of Trustees, provides the management and administration services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal and state law; developing management and shareholder services for the Fund; and furnishing reports, evaluations, and analysis on a variety of subjects to the Board of Trustees.

     The Advisor pays all operating expenses of the Fund except for brokerage, taxes, interest, and extraordinary expenses (including, without limitation, litigation and indemnification costs and expenses).

     For the services of the Investment Advisor, the Fund pays as compensation a fee, accrued daily and payable monthly in arrears, at an annual rate of 1.50% of the Fund's average net assets.

     The Management Agreement provides that it shall continue for a period of two years from the date of the agreement and the Board of Trustees shall approve at least annually or the shareholders shall vote a majority of the outstanding voting securities of the Fund annually to continue the agreement, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Investment Advisor by vote cast in person at a meeting called for the purpose of voting such approval. The Management Agreement is terminable without penalty, on 60 day's notice, by the Board of Trustees or by vote of a majority of the holders of the Fund's shares, or, on not less than 90 days' notice, by the Investment Advisor. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

MANAGEMENT OF THE FUND

     The business and affairs of the Fund are managed by or under the direction of the Trustees of the Fund. It is the duty of the Trustees to set the policies of the Trust and to elect officers who conduct the day-to-day operations of the Trust. The Trustees and officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise noted, the business address for each Trustee and Officer is 13 Eavenson Way, Glen Mills, Pennsylvania 19342, which is also the address of the Investment Advisor. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with either the Fund or with the Investment Advisor are indicated by an asterisk (*).

                                   Position Held       Principal Occupation
Name and Age                         with Fund         for Last Five Years
---------------------------- ------------------------ ---------------------------------------------------
---------------------------- ------------------------ ---------------------------------------------------

Craig T. Aronhalt* (40)        Chairman and Trustee    President,   Aronhalt  Capital  Management,   Inc.
                                                       (since 2001); Vice President,  Newbridge  Partners
                                                       LLC (investment  management)  (1999-2001);  Senior
                                                       Vice President,  Brandywine Asset Management, Inc.
                                                       (investment management) (1994-1999).

Frank N. Aronhalt* (66)             Trustee            President,   Aronhalt  Associates   (international
                                                       business   consulting)   (since  1993);   formerly
                                                       senior  executive,  E.I.  DuPont de  Nemours  Co.,
                                                       Inc.  Frank N.  Aronhalt is the father of Craig T.
                                                       Aronhalt.

Paul Edwin Brown (37)               Trustee            Dentist in private  practice  from  before 1996 to
                                                       present.

Thomas A. McKenna, Jr. (44)         Trustee            Vice President,  Sales and Marketing of Micropore,
                                                       Inc.  (manufacturer)  since 1999;  formerly held a
                                                       sales   and    marketing    position   with   Tyco
                                                       International (1996-1999).

Carl F. McMillan (41)               Trustee            Commercial  Loan Officer,  Commerce Bank DE (since
                                                       2000);   Membership  Director,  YMCA  of  Delaware
                                                       (1996-2000).



     The Trustees of the Fund who are "interested persons" receive no compensation from the Fund. Each of the other Trustees is paid $100 for each Board meeting he or she attends. Compensation estimated to be paid to Trustees for the fiscal year ending October 31, 2002 is set forth below:

                                         Aggregate            Pension or           Estimated               Total
                                     Compensation From        Retirement        Annual Benefits         Compensation
            Trustee                       the Trust            Benefits         upon Retirement       Paid to Trustees
            -------               ------------------------  --------------      ---------------       ----------------

Craig T. Aronhalt                            $0                   $0                  $0                     $0
Frank N. Aronhalt                            $0                   $0                  $0                     $0
Paul Edwin Brown                            $400                  $0                  $0                    $400
Thomas A. McKenna, Jr.                      $400                  $0                  $0                    $400
Carl F. McMillan                            $400                  $0                  $0                    $400


     The Fund and the Investment Advisor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics does not permit personnel subject to the Code to invest in securities that are held by the Fund, except that such personnel who held such securities prior to becoming subject to the Code may continue to hold such securities, provided that each such person may not sell any such security within certain "blackout" periods prescribed in the Code.

OWNERSHIP OF SHARES

     The only person known by the Fund to be holders of record or beneficially of 5% or more of the shares of the Fund as of October 15, 2001 was Craig T. Aronhalt, who beneficially owned 100% of the shares of the Fund. Mr. Aronhalt is President of the Fund and sole shareholder of Aronhalt Capital Management, Inc. Mr. Aronhalt is deemed to be a "control person" of the Fund.

     As of October 15, 2001, all officers and Trustees as a group beneficially owned 100% of the outstanding shares of the Fund.

PORTFOLIO TURNOVER

     While it is difficult to predict, the Investment Advisor expects that the annual portfolio turnover rate of the Fund will not exceed 100%. A greater rate may be experienced during periods of marketplace volatility which necessitates more active trading. A higher portfolio turnover rate involves greater transaction costs to the Fund and may result in the realization of net capital gains which would be taxable to shareholders when distributed.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the supervision of the Board of Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rate are made by the Investment Advisor. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

     In selecting a broker to execute each transaction, the Investment Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis.
Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified, determined in good faith by the Investment Advisor, by other aspects of the portfolio execution services offered such as research, economic data, and statistical information about companies and industries, non-inclusive.

NET ASSET VALUE

     Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of the Fund is computed by dividing the Fund's net assets minus liabilities by the total number of shares of the Fund outstanding. The Fund's investments are valued primarily on the basis of market quotations. If market quotations for an investment are not readily available, such investment will be valued at fair value as determined in good faith by the board of trustees of the Fund.

SHARE REDEMPTIONS

     The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; for any period during which an emergency exists as a result of (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; and (2) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

     The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of the Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

     The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

TAXATION OF THE FUND

     The Fund intends to qualify each year as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Qualification as a regulated investment company will result in the Fund's paying no taxes on net income and net realized capital gains distributed to shareholders. The Fund fails to qualify as a regulated investment company, the Fund will not receive special tax treatment and will pay federal income tax, thus reducing the total return of the Fund.

     Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state or local taxes.

PERFORMANCE INFORMATION

     From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. The Fund may also compare its performance figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Price Index (the "S&P 500"), the various NASDAQ indices, and the Wilshire 5000. In addition, the Fund may compare its performance to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Ibbotsen Associates, Value Line Mutual Fund Survey, and other independent organizations. Also, the Fund may refer to its ratings and related analysis supporting the ratings from these or other independent organizations.

     From time to time, the Fund may compare its performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market or certificate of deposit accounts. In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time advertising materials for the Fund may refer to, or include commentary by the Fund's portfolio manager, Craig T. Aronhalt, relating to his investment strategy, asset growth of the Fund, current or past business, political, economic or financial conditions and other matters of general interest to investors. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, including information provided by the Social Security Administration, and may refer to the approximate number of then current Fund shareholders.

     The Fund may compare its performance to various capital markets such as common stocks, long-term government bonds, Treasury bills, and the U.S. rate of inflation as these figures are provided by Ibbotsen Associates and other independent organizations. The Fund may also use the performance of these capital markets in order to demonstrate general risk versus reward investment scenarios. In addition, the Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

     The Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares may be more or less than their original cost.

     Total returns quoted in advertising reflect all aspects of the Fund's return including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, the Fund's performance is not consistent over time, but changes from year to year, and that average annual returns represent figures as opposed to the actual year-to-year performance of the Fund. The formula for determining annual average total return expressed as a percentage is:

                  T   = (ERV/P) 1/n - 1
                        Where:
                           T = average annual total return
                           P = a hypothetical initial investment of $1,000 n = number of years.
                           EVR = ending redeemable value: ERV is the
                                 value, at the end of the applicable
                                 period, of a hypothetical $1,000
                                 investment made at the beginning of the
                                 applicable period.

     In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage change or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their component parts of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contribution to total return.

ADDITIONAL INFORMATION

     Firstar Bank, N.A., Cincinnati, Ohio, is the custodian of the assets of the Fund. The custodian is responsible for the safekeeping of the Fund's assets and the appointment of sub-custodians and clearing agencies. The custodian takes no part in determining the investment policies of either Fund or in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Investment Advisor, its officers and Directors, and the Fund's Trustees may from time to time have transactions with various banks, including banks servings as custodians for assets advised by the Investment Advisor. There have been no transactions of this sort to date with the Custodian.

     The Financial Statements of the Fund included in this Statement of Additional Information have been so included in reliance on the report of McCurdy & Associates, Inc., independent certified public accountant, given on the authority of that firm as experts in accounting and auditing.

[Financial Statements to follow this page]

To The Shareholders and Trustees
The Aronhalt Trust:

We have audited the accompanying statement of assets and liabilities of The Aronhalt Trust (comprised of the Aronhalt Fund) as of October 16, 2001. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of October 16, 2001, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Aronhalt Fund as of October 16, 2001, in conformity with accounting principles generally accepted in the United States of America.


/S/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 16, 2001

                               THE ARONHALT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 16, 2001



                                                                 Aronhalt Fund

ASSETS:
     Cash in Bank                                                  $100,000
                                                                   --------

     Total Assets                                                  $100,000
                                                                   --------


LIABILITIES:                                                       $      0
                                                                   --------

     Total Liabilities                                             $      0
                                                                   --------


NET ASSETS                                                         $100,000
                                                                   --------


NET ASSETS CONSIST OF:
     Capital Paid In                                               $100,000
                                                                   --------


OUTSTANDING SHARES                                                   10,000


NET ASSET VALUE PER SHARE                                          $  10.00


OFFERING PRICE PER SHARE                                           $  10.00


MINIMUM REDEMPTION PRICE PER SHARE                                 $  10.00









                See accompanying notes which are an integral part
                           of this financial statement

                               THE ARONHALT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                October 16, 2001

1.  ORGANIZATION
          The Aronhalt Trust (the "Trust") is an open-end investment company established under the laws of the State of Delaware on August 1, 2001. The Trust may issue an unlimited number of shares, and presently consists of one series of shares for the Aronhalt Fund (the "Fund").

          The primary investment objective of the Fund is to seek capital appreciation by primarily investing in equity securities.

          The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 10,000 shares of the Aronhalt Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS
          As of October 16, 2001, all of the outstanding shares of the Fund were owned by the Craig Aronhalt IRA. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Craig Aronhalt is the President of the Trust.

          Aronhalt Capital Management, Inc., the Fund's investment adviser and administrator, is registered as an investment adviser under the Investment Advisers Act of 1940. Craig Aronhalt is an officer of Aronhalt Capital Management, Inc. Certain shareholders and officers of Aronhalt Capital Management, Inc. are also trustees or officers of the Trust.

          As adviser, Aronhalt Capital Management, Inc. receives from the Fund as compensation for its services to the Fund an annual fee of 1.50% of the Fund's net assets. The fee is paid monthly and calculated on the average daily closing net asset value of the Fund.

          The adviser pays all expenses incident to the Fund's operations and business except brokerage, taxes, interest, and extraordinary expenses. The adviser has agreed to absorb all organization costs of the Fund.

3.  CAPITAL STOCK AND DISTRIBUTION
          At October 16, 2001, an unlimited number of shares were authorized and
          paid  in  capital   amounted  to  $100,000  for  the  Aronhalt   Fund.
          Transactions in capital stock were as follows:

                  Shares Sold:
                      Aronhalt Fund                                   10,000

                  Shares Redeemed:
                      Aronhalt Fund                                        0
                                                                    ----------

                  Net Increase:
                      Aronhalt Fund                                   10,000
                                                                    ----------

                  Shares Outstanding:
                      Aronhalt Fund                                   10,000
                                                                    ----------